Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 5.7%
Arista Networks Inc.(a)(b)	39,084	$10,687,520
Ciena Corp.(a)	105,989	4,792,823
Cisco Systems Inc.	3,160,563	175,095,190
CommScope Holding Co. Inc.(a)(b)	56,007	799,780
EchoStar Corp., Class A(a)(b)	36,167	1,646,322
F5 Networks Inc.(a)(b)	44,202	6,485,317
Finisar Corp.(a)(b)	88,143	2,074,005
InterDigital Inc.	23,928	1,541,681
Juniper Networks Inc.	254,810	6,884,966
Lumentum Holdings Inc.(a)	56,867	3,220,378
Motorola Solutions Inc.	121,738	20,203,639
NetScout Systems Inc.(a)(b)	52,786	1,374,547
Plantronics Inc.	25,265	970,176
Ubiquiti Networks Inc.	14,314	1,842,641
ViaSat Inc.(a)	42,308	3,451,910
Viavi Solutions Inc.(a)(b)	170,776	2,505,284

		243,576,179

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	598,062	7,230,569
GCI Liberty Inc., Class A(a)	71,126	4,248,356
Zayo Group Holdings Inc.(a)	150,367	5,071,879

		16,550,804

Electronic Equipment, Instruments & Components — 0.4%
CDW Corp./DE	107,928	12,752,773
SYNNEX Corp.	30,897	3,044,590
Tech Data Corp.(a)	27,210	2,757,461

		18,554,824

Health Care Technology — 0.9%
Allscripts Healthcare Solutions Inc.(a)	126,298	1,300,869
Cerner Corp.	240,434	17,227,096
Medidata Solutions Inc.(a)	46,156	4,217,274
Veeva Systems Inc., Class A(a)	94,446	15,668,592

		38,413,831

Household Durables — 0.2%
Garmin Ltd.	89,698	7,049,366

Interactive Media & Services — 17.9%
Alphabet Inc., Class A(a)	209,209	254,858,404
Alphabet Inc., Class C, NVS(a)	214,124	260,520,388
Cargurus Inc.(a)	25,718	958,510
Cars.com Inc.(a)(b)	46,993	892,867
Facebook Inc., Class A(a)	1,035,645	201,153,328
IAC/InterActiveCorp.(a)	57,923	13,846,493
Snap Inc., Class A, NVS(a)(b)	559,146	9,393,653
Twitter Inc.(a)	505,989	21,408,395
Zillow Group Inc., Class A(a)(b)	37,247	1,856,390
Zillow Group Inc., Class C, NVS(a)(b)	86,522	4,322,639

		769,211,067

Internet & Direct Marketing Retail — 0.8%
eBay Inc.	605,171	24,926,994
Etsy Inc.(a)(b)	89,065	5,969,136
GrubHub Inc.(a)(b)	67,674	4,576,793
Stamps.com Inc.(a)(b)	12,851	613,635

		36,086,558

IT Services — 5.7%
Akamai Technologies Inc.(a)	121,319	10,691,843
Amdocs Ltd.	101,532	6,497,033

Security	Shares	Value

IT Services (continued)
Booz Allen Hamilton Holding Corp.	103,588	$7,121,675
CACI International Inc., Class A(a)	18,455	3,970,593
Cognizant Technology Solutions Corp., Class A	420,499	27,391,305
DXC Technology Co.	198,310	11,059,749
EPAM Systems Inc.(a)(b)	38,464	7,453,939
Gartner Inc.(a)(b)	66,594	9,278,542
GoDaddy Inc., Class A(a)	129,845	9,528,026
International Business Machines Corp.	654,678	97,049,467
KBR Inc.	105,508	2,783,301
Leidos Holdings Inc.	106,640	8,755,144
Okta Inc.(a)(b)	76,800	10,047,744
Perspecta Inc.	104,466	2,437,192
Science Applications International Corp.	37,840	3,230,401
Twilio Inc., Class A(a)(b)	86,521	12,035,936
VeriSign Inc.(a)	77,495	16,358,419

		245,690,309

Semiconductors & Semiconductor Equipment — 18.1%
Advanced Micro Devices Inc.(a)	655,206	19,951,023
Analog Devices Inc.	273,106	32,079,031
Applied Materials Inc.	691,407	34,134,764
Broadcom Inc.	292,341	84,775,967
Cirrus Logic Inc.(a)	43,645	2,140,787
Cree Inc.(a)(b)	77,962	4,847,677
Cypress Semiconductor Corp.	271,050	6,226,018
Entegris Inc.	100,625	4,378,194
Intel Corp.	3,305,504	167,093,227
KLA Corp.	119,554	16,297,601
Lam Research Corp.	110,763	23,106,269
Marvell Technology Group Ltd.	438,501	11,515,036
Maxim Integrated Products Inc.	201,353	11,918,084
Microchip Technology Inc.	175,968	16,614,899
Micron Technology Inc.(a)	817,354	36,691,021
MKS Instruments Inc.	40,438	3,442,487
Monolithic Power Systems Inc.	29,371	4,351,607
NVIDIA Corp.	449,773	75,885,701
ON Semiconductor Corp.(a)(b)	305,518	6,571,692
Qorvo Inc.(a)	88,251	6,467,916
QUALCOMM Inc.	897,701	65,675,805
Semtech Corp.(a)(b)	49,806	2,633,243
Silicon Laboratories Inc.(a)(b)	32,209	3,614,172
Skyworks Solutions Inc.	127,851	10,903,133
Synaptics Inc.(a)(b)	26,705	859,367
Teradyne Inc.	127,023	7,078,992
Texas Instruments Inc.	692,767	86,602,803
Universal Display Corp.(b)	31,469	6,642,477
Versum Materials Inc.	80,985	4,209,600
Xilinx Inc.	187,580	21,423,512

		778,132,105

Software — 32.8%
2U Inc.(a)(b)	43,204	553,011
ACI Worldwide Inc.(a)	82,274	2,761,115
Adobe Inc.(a)	360,329	107,687,925
Anaplan Inc.(a)	12,805	729,117
ANSYS Inc.(a)	62,095	12,612,736
Aspen Technology Inc.(a)(b)	51,034	6,729,854
Autodesk Inc.(a)	162,220	25,333,897
Blackbaud Inc.	36,599	3,330,509
Cadence Design Systems Inc.(a)	207,663	15,348,372
CDK Global Inc.	90,110	4,674,006

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ceridian HCM Holding Inc.(a)(b)	50,466	$2,690,342
Citrix Systems Inc.	92,477	8,715,033
CommVault Systems Inc.(a)(b)	28,997	1,317,624
DocuSign Inc.(a)	18,595	961,733
Elastic NV(a)	5,939	586,951
Fair Isaac Corp.(a)	21,443	7,449,727
FireEye Inc.(a)(b)	153,196	2,297,940
Fortinet Inc.(a)	107,325	8,619,271
Guidewire Software Inc.(a)(b)	60,304	6,155,832
HubSpot Inc.(a)	29,051	5,191,995
Intuit Inc.	191,492	53,102,647
j2 Global Inc.	34,596	3,082,158
LogMeIn Inc.	37,126	2,820,462
Manhattan Associates Inc.(a)(b)	48,006	4,080,030
Microsoft Corp.	5,353,328	729,498,007
New Relic Inc.(a)	34,562	3,220,142
Nuance Communications Inc.(a)	215,535	3,586,502
Nutanix Inc., Class A(a)(b)	111,242	2,525,193
Oracle Corp.	1,791,662	100,870,571
Palo Alto Networks Inc.(a)	70,984	16,080,715
Paycom Software Inc.(a)(b)	36,341	8,749,096
Pegasystems Inc.(b)	27,765	2,099,034
Proofpoint Inc.(a)	41,313	5,213,701
PTC Inc.(a)(b)	76,608	5,192,490
RealPage Inc.(a)	54,800	3,423,904
RingCentral Inc., Class A(a)	52,086	7,395,170
salesforce.com Inc.(a)	573,385	88,587,983
ServiceNow Inc.(a)	136,451	37,850,143
SolarWinds Corp.(a)(b)	19,063	341,609
Splunk Inc.(a)(b)	110,962	15,014,268
SS&C Technologies Holdings Inc.	160,871	7,713,764
Symantec Corp.	456,949	9,851,820
Synopsys Inc.(a)	110,769	14,705,692
Tableau Software Inc., Class A(a)	53,372	9,048,155
Teradata Corp.(a)(b)	87,105	3,189,785
Tyler Technologies Inc.(a)	28,389	6,624,573
Verint Systems Inc.(a)(b)	49,046	2,838,292
VMware Inc., Class A	56,338	9,830,418
Workday Inc., Class A(a)(b)	119,724	23,942,406
Zendesk Inc.(a)(b)	81,039	6,771,619
Zscaler Inc.(a)	11,503	969,358

		1,411,966,697

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 17.0%
Apple Inc.	3,053,724	$650,565,361
Dell Technologies Inc., Class C(a)	110,301	6,368,780
Hewlett Packard Enterprise Co.	989,618	14,220,811
HP Inc.	1,112,723	23,411,692
NCR Corp.(a)(b)	89,518	3,026,603
NetApp Inc.	182,567	10,678,344
Pure Storage Inc., Class A(a)(b)	134,426	2,035,209
Seagate Technology PLC	186,293	8,627,229
Western Digital Corp.	192,606	10,379,537
Xerox Corp.	145,030	4,655,463

		733,969,029

Total Common Stocks — 99.9% (Cost: $3,254,163,888)		4,299,200,769

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	72,060,173	72,096,204
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	6,052,000	6,052,000

		78,148,204

Total Short-Term Investments — 1.8% (Cost: $78,133,360)		78,148,204

Total Investments in Securities — 101.7% (Cost: $3,332,297,248)		4,377,348,973

Other Assets, Less Liabilities — (1.7)%		(73,181,366)

Net Assets — 100.0%		$4,304,167,607

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	45,969,857	26,090,316	72,060,173	$72,096,204	$38,539	(a)	$4,885	$4,187
BlackRock Cash Funds: Treasury, SL Agency Shares	7,691,692	(1,639,692)	6,052,000	6,052,000	28,369		—	—

				$78,148,204	$66,908		$4,885	$4,187

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Technology ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,299,200,769	$—	$—	$4,299,200,769
Money Market Funds	78,148,204	—	—	78,148,204

	$4,377,348,973	$—	$—	$4,377,348,973

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3